Summary of Significant Accounting Policies - Schedule of Disaggregates Revenue Into three Revenue Streams, Consisting of SaaS/PaaS Services, Cloud Related Services and AI Solution Services (Details) - USD ($)
	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	$ 31,447,229	$ 42,537,106	$ 59,794,661
Real-Time Engagement Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	7,753,954	12,577,033	21,129,793
SMS Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	5,154,181	11,845,128	12,894,028
SaaS/PaaS Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	12,908,135	24,422,161	34,023,821
Customized Platform Development Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	643,580	1,264,003	2,685,800
Software License And Other Cloud Related Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	1,041,097	1,712,910	3,383,772
Cloud Related Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	1,684,677	2,976,913	6,069,572
AI Solution Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	16,854,417	15,138,032	19,701,268
Transferred over time [Member] | Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	12,681,587	24,280,366	32,370,145
Transferred at a point in time [Member] | Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	1,684,677	2,976,913	6,069,572
Transferred at a point in time [Member] | Product [Member[
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	$ 17,080,965	$ 15,279,827	$ 21,354,944